Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.9%
Communication Services—9.4%
Activision Blizzard, Inc.	3,785	$225
Alphabet, Inc. Class A(1)(2)	1,476	1,977
Alphabet, Inc. Class C(1)(2)	1,490	1,992
AT&T, Inc.(2)	36,003	1,407
CenturyLink, Inc.	4,840	64
Charter Communications, Inc. Class A(1)	801	389
Comcast Corp. Class A(2)	22,247	1,000
Discovery, Inc. Class A(1)	780	26
Discovery, Inc. Class C(1)	1,714	52
DISH Network Corp. Class A(1)	1,193	42
Electronic Arts, Inc.(1)	1,445	155
Facebook, Inc. Class A(1)(2)	11,774	2,417
Fox Corp. Class A(2)	1,738	64
Fox Corp. Class B(2)	795	29
Interpublic Group of Cos., Inc. (The)	1,918	44
Netflix, Inc.(1)	2,162	700
News Corp. Class A	1,893	27
News Corp. Class B	598	9
Omnicom Group, Inc.	1,077	87
Take-Two Interactive Software, Inc.(1)	559	68
T-Mobile US, Inc.(1)	1,551	122
TripAdvisor, Inc.	511	16
Twitter, Inc.(1)	3,822	123
Verizon Communications, Inc.(2)	20,447	1,255
ViacomCBS, Inc. Class B	2,641	111
Walt Disney Co. (The)(2)	8,859	1,281
		13,682

Consumer Discretionary—8.8%
Advance Auto Parts, Inc.	348	56
Amazon.com, Inc.(1)(2)	2,058	3,803
Aptiv plc	1,257	119
AutoZone, Inc.(1)	122	145
Best Buy Co., Inc.	1,131	99
Booking Holdings, Inc.(1)(2)	209	429
BorgWarner, Inc.	1,012	44
Capri Holdings Ltd.(1)	740	28
CarMax, Inc.(1)	811	71
Carnival Corp.	1,962	100
Chipotle Mexican Grill, Inc.(1)	126	106
Darden Restaurants, Inc.	609	66
Dollar General Corp.	1,279	200
Dollar Tree, Inc.(1)	1,170	110
eBay, Inc.	3,849	139
Expedia Group, Inc.	688	74
Ford Motor Co.(2)	19,253	179
Gap, Inc. (The)	1,047	19
Garmin Ltd.	713	70
General Motors Co.(2)	6,211	227
Genuine Parts Co.	719	76
H&R Block, Inc.	992	23
Hanesbrands, Inc.	1,744	26
Harley-Davidson, Inc.	772	29
Hasbro, Inc.	619	65
Hilton Worldwide Holdings, Inc.	1,410	156
Home Depot, Inc. (The)(2)	5,405	1,180
Horton (D.R.), Inc.	1,674	88
Kohl’s Corp.	781	40
L Brands, Inc.	1,122	20
Las Vegas Sands Corp.	1,679	116
	Shares	Value

Consumer Discretionary—continued
Leggett & Platt, Inc.	650	$33
Lennar Corp. Class A	1,409	79
LKQ Corp.(1)	1,524	54
Lowe’s Cos., Inc.(2)	3,777	452
Macy’s, Inc.	1,503	26
Marriott International, Inc. Class A	1,339	203
McDonald’s Corp.(2)	3,770	745
MGM Resorts International	2,569	86
Mohawk Industries, Inc.(1)	296	40
Newell Brands, Inc.	1,892	36
NIKE, Inc. Class B(2)	6,139	622
Nordstrom, Inc.	528	22
Norwegian Cruise Line Holdings Ltd.(1)	1,062	62
NVR, Inc.(1)	17	65
O’Reilly Automotive, Inc.(1)	379	166
PulteGroup, Inc.	1,285	50
PVH Corp.	363	38
Ralph Lauren Corp.	255	30
Ross Stores, Inc.	1,800	210
Royal Caribbean Cruises Ltd.	839	112
Starbucks Corp.(2)	5,929	521
Tapestry, Inc.	1,405	38
Target Corp.(2)	2,522	323
Tiffany & Co.	538	72
TJX Cos., Inc. (The)	5,974	365
Tractor Supply Co.	587	55
Ulta Beauty, Inc.(1)	293	74
Under Armour, Inc. Class A(1)	922	20
Under Armour, Inc. Class C(1)	954	18
VF Corp.	1,608	160
Whirlpool Corp.	317	47
Wynn Resorts Ltd.	474	66
Yum! Brands, Inc.	1,506	152
		12,945

Consumer Staples—6.5%
Altria Group, Inc.(2)	9,178	458
Archer-Daniels-Midland Co.	2,742	127
Brown-Forman Corp. Class B	899	61
Campbell Soup Co.	837	41
Church & Dwight Co., Inc.	1,225	86
Clorox Co. (The)	622	96
Coca-Cola Co. (The)(2)	18,987	1,051
Colgate-Palmolive Co.(2)	4,248	292
Conagra Brands, Inc.	2,397	82
Constellation Brands, Inc. Class A	835	158
Costco Wholesale Corp.(2)	2,169	638
Coty, Inc. Class A	1,463	16
Estee Lauder Cos., Inc. (The) Class A	1,093	226
General Mills, Inc.	2,964	159
Hershey Co. (The)	738	109
Hormel Foods Corp.	1,373	62
J.M. Smucker Co. (The)	560	58
Kellogg Co.	1,232	85
Kimberly-Clark Corp.	1,701	234
Kraft Heinz Co.(The)(2)	3,050	98
Kroger Co. (The)	3,956	115
Lamb Weston Holdings, Inc.	721	62
McCormick & Co., Inc.	610	104
Molson Coors Brewing Co. Class B	923	50
Mondelez International, Inc. Class A(2)	7,118	392
Monster Beverage Corp.(1)	1,913	122
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
PepsiCo, Inc.(2)	6,931	$947
Philip Morris International, Inc.(2)	7,627	649
Procter & Gamble Co. (The)(2)	12,346	1,542
Sysco Corp.	2,536	217
Tyson Foods, Inc. Class A	1,444	131
Walgreens Boots Alliance, Inc.(2)	3,720	219
Walmart, Inc.(2)	7,002	832
		9,519

Energy—3.9%
Apache Corp.	1,807	46
Baker Hughes Co.	3,087	79
Cabot Oil & Gas Corp.	2,043	36
Chevron Corp.(2)	9,334	1,125
Cimarex Energy Co.	486	25
Concho Resources, Inc.	982	86
ConocoPhillips(2)	5,437	354
Devon Energy Corp.	1,939	50
Diamondback Energy, Inc.	798	74
EOG Resources, Inc.	2,833	237
Exxon Mobil Corp.(2)	20,789	1,451
Halliburton Co.(2)	4,253	104
Helmerich & Payne, Inc.	522	24
Hess Corp.	1,266	85
HollyFrontier Corp.	750	38
Kinder Morgan, Inc.(2)	9,586	203
Marathon Oil Corp.	3,888	53
Marathon Petroleum Corp.	3,227	194
National Oilwell Varco, Inc.	1,890	47
Noble Energy, Inc.	2,340	58
Occidental Petroleum Corp.(2)	4,293	177
ONEOK, Inc.	2,032	154
Phillips 66	2,222	247
Pioneer Natural Resources Co.	817	124
Schlumberger Ltd.(2)	6,689	269
TechnipFMC plc	2,040	44
Valero Energy Corp.	2,054	192
Williams Cos., Inc. (The)	5,936	141
		5,717

Financials—13.1%
Affiliated Managers Group, Inc.	269	23
Aflac, Inc.	4,064	215
Allstate Corp. (The)(2)	1,806	203
American Express Co.(2)	3,702	461
American International Group, Inc.(2)	4,749	244
Ameriprise Financial, Inc.	711	118
Aon plc	1,301	271
Assurant, Inc.	336	44
Bank of America Corp.(2)	45,348	1,597
Bank of New York Mellon Corp. (The)(2)	4,672	235
Berkshire Hathaway, Inc. Class B(1)(2)	10,730	2,430
BlackRock, Inc.(2)	639	321
Capital One Financial Corp.(2)	2,555	263
Cboe Global Markets, Inc.	610	73
Charles Schwab Corp. (The)	6,317	300
Chubb Ltd.	2,495	388
Cincinnati Financial Corp.	835	88
Citigroup, Inc.(2)	12,286	982
Citizens Financial Group, Inc.	2,427	99
CME Group, Inc.	1,958	393
	Shares	Value

Financials—continued
Comerica, Inc.	812	$58
Discover Financial Services	1,739	147
E*TRADE Financial Corp.	1,231	56
Everest Re Group Ltd.	224	62
Fifth Third Bancorp	3,977	122
First Republic Bank	916	108
Franklin Resources, Inc.	1,522	40
Gallagher (Arthur J.) & Co.	1,023	97
Globe Life, Inc.	548	58
Goldman Sachs Group, Inc. (The)(2)	1,743	401
Hartford Financial Services Group, Inc. (The)	1,982	120
Huntington Bancshares, Inc.	5,647	85
Intercontinental Exchange, Inc.	3,078	285
Invesco Ltd.	2,080	37
JPMorgan Chase & Co.(2)	17,385	2,423
KeyCorp	5,470	111
Lincoln National Corp.	1,088	64
Loews Corp.	1,422	75
M&T Bank Corp.	726	123
MarketAxess Holdings, Inc.	207	78
Marsh & McLennan Cos., Inc.	2,780	310
MetLife, Inc.(2)	4,346	222
Moody’s Corp.	883	210
Morgan Stanley(2)	6,798	348
MSCI, Inc.	459	119
Nasdaq, Inc.	623	67
Northern Trust Corp.	1,162	123
People’s United Financial, Inc.	2,412	41
PNC Financial Services Group, Inc. (The)	2,419	386
Principal Financial Group, Inc.	1,413	78
Progressive Corp. (The)	3,223	233
Prudential Financial, Inc.	2,190	205
Raymond James Financial, Inc.	674	60
Regions Financial Corp.	5,415	93
S&P Global, Inc.	1,347	368
State Street Corp.	2,021	160
SVB Financial Group(1)	280	70
Synchrony Financial	3,327	120
T. Rowe Price Group, Inc.	1,286	157
Travelers Cos., Inc. (The)	1,428	196
Truist Financial Corp.	7,330	413
U.S. Bancorp(2)	7,826	464
Unum Group	1,134	33
Wells Fargo & Co.(2)	21,786	1,172
Willis Towers Watson plc	709	143
Zions Bancorp NA	961	50
		19,139

Health Care—14.1%
Abbott Laboratories(2)	9,648	838
AbbVie, Inc.(2)	7,959	705
ABIOMED, Inc.(1)	247	42
Agilent Technologies, Inc.	1,690	144
Alexion Pharmaceuticals, Inc.(1)	1,216	132
Align Technology, Inc.(1)	394	110
Allergan plc(2)	1,788	342
AmerisourceBergen Corp.	833	71
Amgen, Inc.(2)	3,229	778
Anthem, Inc.	1,395	421
Baxter International, Inc.	2,796	234
Becton, Dickinson & Co.	1,482	403
Biogen, Inc.(1)(2)	999	296

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
Boston Scientific Corp.(1)	7,603	$344
Bristol-Myers Squibb Co.(2)	12,910	829
Cardinal Health, Inc.	1,622	82
Centene Corp.(1)	2,268	143
Cerner Corp.	1,741	128
Cigna Corp.	2,061	421
Cooper Cos., Inc. (The)	269	86
CVS Health Corp.(2)	7,105	528
Danaher Corp.(2)	3,379	519
DaVita, Inc.(1)	500	38
DENTSPLY SIRONA, Inc.	1,217	69
Edwards Lifesciences Corp.(1)	1,136	265
Eli Lilly & Co.(2)	4,619	607
Gilead Sciences, Inc.(2)	6,847	445
HCA Healthcare, Inc.	1,460	216
Henry Schein, Inc.(1)	811	54
Hologic, Inc.(1)	1,463	76
Humana, Inc.	741	272
IDEXX Laboratories, Inc.(1)	471	123
Illumina, Inc.(1)	800	265
Incyte Corp.(1)	972	85
Intuitive Surgical, Inc.(1)	626	370
IQVIA Holdings, Inc.(1)	998	154
Johnson & Johnson(2)	14,444	2,107
Laboratory Corporation of America Holdings(1)	535	90
McKesson Corp.	1,016	141
Medtronic plc(2)	7,305	829
Merck & Co., Inc.(2)	14,035	1,276
Mettler-Toledo International, Inc.(1)	134	106
Mylan NV(1)	2,804	56
PerkinElmer, Inc.	606	59
Perrigo Co. plc	742	38
Pfizer, Inc.(2)	29,927	1,173
Quest Diagnostics, Inc.	736	79
Regeneron Pharmaceuticals, Inc.(1)	432	162
ResMed, Inc.	786	122
Stryker Corp.	1,755	368
Teleflex, Inc.	253	95
Thermo Fisher Scientific, Inc.	2,176	707
UnitedHealth Group, Inc.(2)	5,144	1,512
Universal Health Services, Inc. Class B	446	64
Varian Medical Systems, Inc.(1)	499	71
Vertex Pharmaceuticals, Inc.(1)	1,406	308
Waters Corp.(1)	364	85
WellCare Health Plans, Inc.(1)	276	91
Zimmer Biomet Holdings, Inc.	1,125	168
Zoetis, Inc.	2,622	347
		20,689

Industrials—9.0%
3M Co.(2)	3,163	558
A.O. Smith Corp.	754	36
Alaska Air Group, Inc.	666	45
Allegion plc	507	63
American Airlines Group, Inc.	2,145	62
AMETEK, Inc.	1,245	124
Arconic, Inc.	2,122	65
Boeing Co. (The)(2)	2,905	946
Caterpillar, Inc.(2)	3,055	451
Cintas Corp.	451	121
Copart, Inc.(1)	1,093	99
CSX Corp.	4,353	315
	Shares	Value

Industrials—continued
Cummins, Inc.	862	$154
Deere & Co.	1,721	298
Delta Air Lines, Inc.	3,141	184
Dover Corp.	792	91
Eaton Corp. plc	2,292	217
Emerson Electric Co.(2)	3,350	255
Equifax, Inc.	662	93
Expeditors International of Washington, Inc.	933	73
Fastenal Co.	3,129	116
FedEx Corp.(2)	1,307	198
Flowserve Corp.	713	36
Fortive Corp.	1,606	123
Fortune Brands Home & Security, Inc.	761	50
General Dynamics Corp.(2)	1,282	226
General Electric Co.(2)	47,701	532
Honeywell International, Inc.(2)	3,930	696
Hunt (JB) Transport Services, Inc.	467	55
Huntington Ingalls Industries, Inc.	226	57
IDEX Corp.	413	71
IHS Markit Ltd.(1)	2,192	165
Illinois Tool Works, Inc.	1,609	289
Ingersoll-Rand plc	1,327	176
Jacobs Engineering Group, Inc.	744	67
Johnson Controls International plc	4,344	177
Kansas City Southern	548	84
L3Harris Technologies, Inc.	1,219	241
Lockheed Martin Corp.(2)	1,362	530
Masco Corp.	1,567	75
Nielsen Holdings plc	1,942	39
Norfolk Southern Corp.	1,424	276
Northrop Grumman Corp.	861	296
PACCAR, Inc.	1,881	149
Parker-Hannifin Corp.	698	144
Pentair plc	916	42
Quanta Services, Inc.	772	31
Raytheon Co.(2)	1,518	334
Republic Services, Inc.	1,166	105
Robert Half International, Inc.	643	41
Robinson (C.H.) Worldwide, Inc.	741	58
Rockwell Automation, Inc.	640	130
Rollins, Inc.	766	25
Roper Technologies, Inc.	568	201
Snap-on, Inc.	303	51
Southwest Airlines Co.	2,637	142
Stanley Black & Decker, Inc.	827	137
Textron, Inc.	1,244	56
TransDigm Group, Inc.	272	152
Union Pacific Corp.(2)	3,817	690
United Airlines Holdings, Inc.(1)	1,203	106
United Parcel Service, Inc. Class B(2)	3,811	446
United Rentals, Inc.(1)	419	70
United Technologies Corp.(2)	4,441	665
Verisk Analytics, Inc.	894	134
W.W. Grainger, Inc.	241	82
Waste Management, Inc.	2,151	245
Westinghouse Air Brake Technologies Corp.(2)	989	77
Xylem, Inc.	975	77
		13,215

Information Technology—23.0%
Accenture plc Class A(2)	3,485	734
Adobe, Inc.(1)	2,624	865

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Information Technology—continued
Advanced Micro Devices, Inc.(1)	5,836	$268
Akamai Technologies, Inc.(1)	900	78
Alliance Data Systems Corp.	224	25
Amphenol Corp. Class A	1,622	176
Analog Devices, Inc.	2,007	239
ANSYS, Inc.(1)	456	117
Apple, Inc.(2)	23,133	6,793
Applied Materials, Inc.	4,735	289
Arista Networks, Inc.(1)	294	60
Autodesk, Inc.(1)	1,197	220
Automatic Data Processing, Inc.	2,378	405
Broadcom, Inc.	2,167	685
Broadridge Financial Solutions, Inc.	622	77
Cadence Design Systems, Inc.(1)	1,507	105
CDW Corp.	784	112
Cisco Systems, Inc.(2)	22,946	1,100
Citrix Systems, Inc.	672	75
Cognizant Technology Solutions Corp. Class A	2,996	186
Corning, Inc.	4,262	124
DXC Technology Co.	1,398	53
F5 Networks, Inc.(1)	328	46
Fidelity National Information Services, Inc.	3,356	467
Fiserv, Inc.(1)	3,116	360
FleetCor Technologies, Inc.(1)	469	135
FLIR Systems, Inc.	742	39
Fortinet, Inc.(1)	771	82
Gartner, Inc.(1)	494	76
Global Payments, Inc.	1,638	299
Hewlett Packard Enterprise Co.	7,094	113
HP, Inc.	8,108	167
Intel Corp.(2)	24,034	1,438
International Business Machines Corp.(2)	4,843	649
Intuit, Inc.	1,408	369
IPG Photonics Corp.(1)	192	28
Jack Henry & Associates, Inc.	419	61
Juniper Networks, Inc.	1,884	46
Keysight Technologies, Inc.(1)	1,025	105
KLA Corp.	861	153
Lam Research Corp.	777	227
Leidos Holdings, Inc.	742	73
Mastercard, Inc. Class A(2)	4,861	1,451
Maxim Integrated Products, Inc.	1,466	90
Microchip Technology, Inc.	1,277	134
Micron Technology, Inc.(1)	5,876	316
Microsoft Corp.(2)	41,720	6,579
Motorola Solutions, Inc.	903	145
NetApp, Inc.	1,296	81
NortonLifeLock, Inc.	3,118	80
NVIDIA Corp.	3,320	781
Oracle Corp.(2)	12,028	637
Paychex, Inc.	1,748	149
PayPal Holdings, Inc.(1)(2)	6,409	693
Qorvo, Inc.(1)	635	74
QUALCOMM, Inc.(2)	6,175	545
salesforce.com, Inc.(1)	4,797	780
Seagate Technology plc	1,291	77
Skyworks Solutions, Inc.	927	112
Synopsys, Inc.(1)	817	114
TE Connectivity Ltd.	1,826	175
Texas Instruments, Inc.(2)	5,073	651
VeriSign, Inc.(1)	567	109
Visa, Inc. Class A(2)	9,417	1,769
Western Digital Corp.	1,566	99
	Shares	Value

Information Technology—continued
Western Union Co. (The)	2,326	$62
Xerox Holdings Corp.	1,040	38
Xilinx, Inc.	1,365	133
		33,593

Materials—2.4%
Air Products & Chemicals, Inc.	1,084	255
Albemarle Corp.	514	38
Amcor plc	7,932	86
Avery Dennison Corp.	414	54
Ball Corp.	1,636	106
Celanese Corp.	607	75
CF Industries Holdings, Inc.	1,066	51
Corteva, Inc.(2)	3,633	107
Dow, Inc.(2)	3,631	199
DuPont de Nemours, Inc.(2)	3,657	235
Eastman Chemical Co.	671	53
Ecolab, Inc.	1,234	238
FMC Corp.	641	64
Freeport-McMoRan, Inc.	7,042	92
International Flavors & Fragrances, Inc.	526	68
International Paper Co.	1,930	89
Linde plc	2,661	567
LyondellBasell Industries NV Class A	1,263	119
Martin Marietta Materials, Inc.	309	86
Mosaic Co. (The)	1,728	37
Newmont Goldcorp Corp.	4,070	177
Nucor Corp.	1,486	84
Packaging Corporation of America	465	52
PPG Industries, Inc.	1,162	155
Sealed Air Corp.	761	30
Sherwin-Williams Co. (The)	405	236
Vulcan Materials Co.	653	94
Westrock Co.	1,262	54
		3,501

Real Estate—2.7%
Alexandria Real Estate Equities, Inc.	562	91
American Tower Corp.	2,187	503
Apartment Investment & Management Co. Class A	739	38
AvalonBay Communities, Inc.	693	145
Boston Properties, Inc.	712	98
CBRE Group, Inc. Class A(1)	1,657	102
Crown Castle International Corp.	2,050	291
Digital Realty Trust, Inc.	1,032	124
Duke Realty Corp.	1,794	62
Equinix, Inc.	419	245
Equity Residential	1,729	140
Essex Property Trust, Inc.	326	98
Extra Space Storage, Inc.	638	67
Federal Realty Investment Trust	345	44
Healthpeak Properties, Inc.	2,435	84
Host Hotels & Resorts, Inc.	3,593	67
Iron Mountain, Inc.	1,420	45
Kimco Realty Corp.	2,092	43
Macerich Co. (The)	538	14
Mid-America Apartment Communities, Inc.	565	75
Prologis, Inc.	3,123	278
Public Storage	745	159
Realty Income Corp.	1,575	116
Regency Centers Corp.	831	52

See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Real Estate—continued
SBA Communications, Corp.	560	$135
Simon Property Group, Inc.(2)	1,521	227
SL Green Realty Corp.	407	37
UDR, Inc.	1,453	68
Ventas, Inc.	1,847	107
Vornado Realty Trust	784	52
Welltower, Inc.	2,014	165
Weyerhaeuser Co.	3,697	112
		3,884

Utilities—3.0%
AES Corp.	3,272	65
Alliant Energy Corp.	1,176	64
Ameren Corp.	1,217	94
American Electric Power Co., Inc.	2,450	232
American Water Works Co., Inc.	893	110
Atmos Energy Corp.	586	66
CenterPoint Energy, Inc.	2,470	67
CMS Energy Corp.	1,404	88
Consolidated Edison, Inc.	1,640	148
Dominion Energy, Inc.	4,067	337
DTE Energy Co.	900	117
Duke Energy Corp.(2)	3,600	328
Edison International	1,772	134
Entergy Corp.	987	118
Evergy, Inc.	1,166	76
Eversource Energy	1,603	136
Exelon Corp.(2)	4,789	218
FirstEnergy Corp.	2,668	130
NextEra Energy, Inc.(2)	2,424	587
NiSource, Inc.	1,843	51
NRG Energy, Inc.	1,253	50
Pinnacle West Capital Corp.	555	50
PPL Corp.	3,576	128
Public Service Enterprise Group, Inc.	2,497	148
Sempra Energy	1,356	205
Southern Co. (The)(2)	5,152	328
WEC Energy Group, Inc.	1,563	144
Xcel Energy, Inc.	2,595	165
		4,384

Total Common Stocks (Identified Cost $99,595)		140,268

Exchange-Traded Fund—2.5%
Invesco S&P 500 High Beta ETF(3)	78,981	3,684
Total Exchange-Traded Fund (Identified Cost $3,480)		3,684

	Shares	Value

Rights—0.0%
Health Care—0.0%
Bristol-Myers Squibb Co.(1)(2)	3,902	$12
Total Rights (Identified Cost $9)		12

Total Long-Term Investments—98.4% (Identified Cost $103,084)		143,964

Short-Term Investments—0.1%
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $88)		65

Total Short-Term Investments (Identified Cost $88)		65

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.5% (Identified Cost $103,172)		144,029

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums received $148)		(103)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.4% (Identified Cost $103,024)		$143,926
Other assets and liabilities, net—1.6%		2,336
NET ASSETS—100.0%		$146,262

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Open Purchased Options Contracts as of December 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	48	$16,104	$3,355.00	01/03/20	$—(2)
S&P 500® Index	48	16,080	3,350.00	01/06/20	—(2)
S&P 500® Index	48	16,128	3,360.00	01/08/20	1
S&P 500® Index	48	16,248	3,385.00	01/10/20	—(2)
S&P 500® Index	44	14,894	3,385.00	01/13/20	1
S&P 500® Index	48	16,248	3,385.00	01/15/20	1
					3
Put Options
S&P 500® Index	48	14,760	3,075.00	01/03/20	4
S&P 500® Index	48	14,760	3,075.00	01/06/20	5
S&P 500® Index	48	14,688	3,060.00	01/08/20	8
S&P 500® Index	48	14,712	3,065.00	01/10/20	18
S&P 500® Index	44	13,354	3,035.00	01/13/20	11
S&P 500® Index	48	14,400	3,000.00	01/15/20	16
					62
Total Purchased Options					$65

Open Written Options Contracts as of December 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	48	$15,864	$3,305.00	01/03/20	$(—)(2)
S&P 500® Index	48	15,840	3,300.00	01/06/20	(1)
S&P 500® Index	48	15,888	3,310.00	01/08/20	(2)
S&P 500® Index	48	16,008	3,335.00	01/10/20	(2)
S&P 500® Index	44	14,652	3,330.00	01/13/20	(1)
S&P 500® Index	48	16,008	3,335.00	01/15/20	(3)
					(9)
Put Options
S&P 500® Index	48	15,000	3,125.00	01/03/20	(5)
S&P 500® Index	48	15,000	3,125.00	01/06/20	(8)
S&P 500® Index	48	14,928	3,110.00	01/08/20	(14)
S&P 500® Index	48	14,952	3,115.00	01/10/20	(22)
S&P 500® Index	44	13,596	3,090.00	01/13/20	(20)
S&P 500® Index	48	14,640	3,050.00	01/15/20	(25)
					(94)
Total Written Options					$(103)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.
See Notes to Schedule of Investments

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$140,268	$140,268	$—
Exchange-Traded Fund	3,684	3,684	—
Rights	12	12	—
Other Financial Instruments:
Purchased Options	65	54	11
Total Assets	144,029	144,018	11
Liabilities:
Other Financial Instruments:
Written Options	(103)	(101)	(2)
Total Investments	$143,926	$143,917	$9
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.